Organization and Principal Activities (Details) - USD ($)	Nov. 04, 2020	Dec. 30, 2016	Dec. 31, 2020
SINA | Leju holdings Limited [Member]
Major subsidiaries and the consolidated VIEs
Shares purchased from related party	24,475,251
Zhou Parties [Member] | Leju holdings Limited [Member]
Major subsidiaries and the consolidated VIEs
Shares purchased from related party	51,925,996
E-House | Reportable Legal Entities | SINA
Major subsidiaries and the consolidated VIEs
Total ordinary shares repurchased, ordinary shares transferred (in shares)		40,651,187
Total cash consideration for repurchase of ordinary shares		$ 129,038,150
E-House Enterprise | Leju holdings Limited [Member]
Major subsidiaries and the consolidated VIEs
Shares purchased from related party	76,401,247
Shanghai SINA Leju
Major subsidiaries and the consolidated VIEs
Ownership percentage			100.00%
City RE-House
Major subsidiaries and the consolidated VIEs
Ownership percentage			100.00%
Shanghai Yi Yue
Major subsidiaries and the consolidated VIEs
Ownership percentage			100.00%
Beijing Maiteng
Major subsidiaries and the consolidated VIEs
Ownership percentage			84.00%